Intangible Assets (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	$ 83,229	$ 113,707